Related party transactions (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Assets	$ 247,077	$ 222,337
Liabilities	153,994	146,446
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	21,454	16,887
Liabilities	5,691	5,334
Current [member]
IfrsStatementLineItems [Line Items]
Assets	4,671	1,896
Liabilities	927	1,453
Non Current [Member]
IfrsStatementLineItems [Line Items]
Assets	16,783	14,991
Liabilities	4,764	3,881
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	54	50
Liabilities	256	310
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets	527	552
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	18,659	16,027
Liabilities	4,415	3,790
Fuel Trading Subsidy Program [Member]
IfrsStatementLineItems [Line Items]
Assets	2,021
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Liabilities	775	893
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities	1	116
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	99	181
Liabilities	191	170
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	35	44
Liabilities	21	27
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	94	77
Liabilities	53	55
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	59	33
Liabilities	32	28
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	21,306	16,760
Liabilities	$ 5,382	$ 4,969